Debt Line of Credit (Details) - USD ($)	Mar. 17, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 500,000
Line of Credit Facility, Interest Rate		6.50%
Line of credit		$ 406,000	$ 491,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Aug. 31, 2021
Subsequent Event [Line Items]
Line of Credit Facility, Expiration Date	Aug. 31, 2021